DISTRIBUTION TO SHAREHOLDERS (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2017	Apr. 27, 2017	Feb. 28, 2018
Dividends Payable [Line Items]
Dividends, Common Stock, Cash	$ 41,165,834		$ 41,165,834
Common Stock, Dividends, Per Share, Declared		$ 0.25